Stockholders' Equity (Details) - USD ($)	1 Months Ended	9 Months Ended
	Jul. 30, 2018	Sep. 30, 2018	Sep. 20, 2018	Aug. 13, 2018	Dec. 31, 2017	Aug. 23, 2013
Stockholders' Equity (Textual)
Description of reverse stock split	The Company authorized a reverse split that resulted in a reduction of the number of outstanding and issued shares of both common and preferred stock so that after the split became effective, the shares of both common and preferred stock were reduced to 1 share for each 30 shares currently issued and outstanding. The effect on the Balance Sheet is a transfer of value from stock value at par to Additional Paid-in Capital (APIC). As a result of the one (1) for thirty (30) reverse stock split, the Company will continue to be authorized to issue 300,000,000 shares of Common Stock.
Preferred stock, par value		$ 0.001			$ 0.001
Preferred stock, shares authorized		50,000,000			50,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value		$ 0.001			$ 0.001
Common stock, shares authorized		300,000,000			95,000,000
Common stock, shares issued		85,103,673			15,000,000
Common stock, shares outstanding		85,103,673			15,000,000
Issued shares of common stock		76,586,937
Principal amount						$ 110,000
Percentage of secured promissory note						6.00%
Additional shares of common stock were issued		30,500
Conversion of shares preferred stock		4,681
Convertible conversion ratio		5:1
Common shares issued as cumulative interest on converted preferred shares		7,095
Percentage of annual combined interest on preferred stock		6.00%
Additional shares of preferred stock were returned to treasury		9,999
Former Directors and Officers [Member]
Stockholders' Equity (Textual)
Received shares of common stock		850,732
Former majority stockholder [Member]
Stockholders' Equity (Textual)
Received shares of common stock		4,455,856
Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred stock, shares outstanding	440,500			14,683
Total shares of preferred stock were returned to treasury			9,999
Common Stock [Member]
Stockholders' Equity (Textual)
Common stock, shares outstanding	111,336,350			3,711,204
Total of shares issued as settlement of accounts payable for a related party	30,000
Convertible Preferred Stock [Member]
Stockholders' Equity (Textual)
Conversion of stock, description		The change of control of ownership resulted in the mandatory conversion of all of the outstanding shares of the Company’s Class A 6% Cumulative Convertible Voting Preferred Stock, par value $.001 per share (“Preferred Stock”), with 5 shares of common stock, par value $.001 per share (the “Common Stock”) of the Company, being issued for each outstanding share of Preferred Stock, as well as combined accrued interest.